Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Revenues	$ 16,132	$ 16,063	$ 16,404
Operating earnings	1,005	1,822	1,741
Income before income tax	789	991	1,326
Net income	970	960	199
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Revenues	2,550	2,098	2,410
Operating earnings	490	440	535
Income before income tax	377	320	394
Net income	$ 240	$ 211	$ 268